Consolidated Statements of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest
Beginning balance, units at Dec. 31, 2014			78,353
Beginning balance at Dec. 31, 2014	$ 1,547,371	$ 56,508	$ 1,482,647		$ (1,403)	$ 9,619
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	217,510	26,276	174,607			16,627
Other comprehensive income (loss)	(648)				(648)
Cash distributions	(255,519)	(34,747)	$ (220,772)
Dividends paid to non-controlling interest	(1,629)					(1,629)
Equity based compensation, net of withholding tax, units			25
Equity based compensation, net of withholding tax	1,220	24	$ 1,196
Proceeds from equity offerings (note 15), units			1,173
Proceeds from equity offerings (note 15)	35,374	725	$ 34,649
Ending balance, units at Dec. 31, 2015			79,551	0
Ending balance at Dec. 31, 2015	1,543,679	48,786	$ 1,472,327	$ 0	(2,051)	24,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	157,965	2,755	134,977	$ 2,719		17,514
Other comprehensive income (loss)	2,803				2,626	177
Cash distributions	(45,467)	(910)	$ (44,557)
Dividends paid to non-controlling interest	(3,402)					(3,402)
Equity based compensation, net of withholding tax, units			21
Equity based compensation, net of withholding tax	1,127	22	$ 1,105
Proceeds from equity offerings (note 15), units				5,000
Proceeds from equity offerings (note 15)	120,707			$ 120,707
Ending balance, units at Dec. 31, 2016			79,572	5,000
Ending balance at Dec. 31, 2016	1,777,412	50,653	$ 1,563,852	$ 123,426	575	38,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,911	400	19,586	13,979		14,946
Other comprehensive income (loss)	4,032				3,904	128
Cash distributions	(62,150)	(909)	$ (44,584)	$ (16,657)
Dividends paid to non-controlling interest	(1,595)					(1,595)
Equity based compensation, net of withholding tax, units			55
Equity based compensation, net of withholding tax	402	8	$ 394
Proceeds from equity offerings (note 15), units				6,800
Proceeds from equity offerings (note 15)	164,411			$ 164,411
Ending balance, units at Dec. 31, 2017			79,627	11,800
Ending balance at Dec. 31, 2017	$ 1,931,423	$ 50,152	$ 1,539,248	$ 285,159	$ 4,479	$ 52,385